UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Bond Fund of America®
Investment portfolio

November 30, 2008
 unaudited

Bonds & notes — 93.28%	Principal amount (000)	Value (000)

ALABAMA — 0.43%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$1,704
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	2,462
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,628
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	1,966
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	703
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	2,109
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	703
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	2,913
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	2,968
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,504
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.75% 2022	5,000	4,847
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2025	2,000	1,747
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2026	2,030	1,685
		30,939

ALASKA — 0.54%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,086
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,167
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,750
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	3,355	3,399
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2025	2,935	2,723
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2026	3,070	2,831
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,569
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,125	1,172
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,580
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,010
		39,287

ARIZONA — 2.99%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	516
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	750
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,688
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	924
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	1,991
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,271
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,520
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,286
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,385
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	2,833
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	1,100	1,059
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	5,360	3,816
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	10,145	6,162
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 2.03% 2042 (put 2015)[1]	8,000	6,960
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.88% 2042 (put 2015)[1]	9,000	7,740
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,018
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2019	5,000	4,762
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	1,859
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2021	3,500	3,206
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,384
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2025	3,250	2,913
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 3.411% 2037[1]	22,200	10,545
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (escrowed to maturity)	550	565
Town of Marana, Tangerine Farms Road Improvement Dist. Improvement Bonds, 4.60% 2026	4,500	3,184
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016	840	831
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,275
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	4,543
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	3,576
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	8,335
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2033	4,000	3,593
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	6,000	5,263
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,034
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	686
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	3,078
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	2,817
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,332
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	2,984
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2025	3,000	2,964
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2026	10,000	9,808
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	8,216
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	28,000	25,414
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	12,513
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	3,500	3,341
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	1,982
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	21,000	20,090
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	857
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	7,919
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,038
		217,826

CALIFORNIA — 4.45%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,423
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	7,091
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,288
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,750	1,548
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	842
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,660	1,028
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,300
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,417
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	5,300	5,200
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,615
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	856
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,323
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 1998, 5.375% 2028	2,500	1,785
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,565	1,466
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,032
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	2,808
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds,
Series 2006, 5.10% 2026	720	461
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.10% 2023	2,010	1,361
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	661
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	2,252
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,001
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,051
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,217
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,297
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,175	1,220
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	920
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	721
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	505
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	530
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	620
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	641
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	806
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	975	872
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,230	1,112
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	819
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,045
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,046
G.O. Ref. Bonds 5.00% 2022	6,740	6,436
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,395
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	11,720	12,603
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	14,750	8,952
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	448
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,623
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	6,000	5,192
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	2,000	1,650
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,000	5,725
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	4,250
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,992
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	5,000	3,776
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	1,000	1,001
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,295
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	5,000	4,149
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	633
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,389
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	2,180
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,500	1,005
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	450	330
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.10% 2029	1,520	1,006
Community Facs. Dist. No. 18, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2006-A, 5.00% 2036	2,000	1,231
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,021
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	1,285
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	735
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	981
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	2,100
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	5,953
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	2,000	1,561
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	5,000	4,772
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,477
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,347
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,335
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	10,500	11,517
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	6,897
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	727
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	1,884
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	1,000	931
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.00% 2016	1,475	1,278
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	905	661
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	1,640
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 5.50% 2018	4,500	3,858
Morongo Band of Mission Indians, California Enterprise Rev. Bonds (Indians Enterprise Casino Project),
Series B, 6.50% 2028	3,750	3,007
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	1,928
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	636
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.00% 2018	3,130	2,683
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.80% 2028	500	399
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.875% 2034	1,000	775
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	1,480
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	1,498
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	698
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,266
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,380
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,174
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	935
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	6,500	3,988
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2018	7,820	8,030
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,368
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,214
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	3,350	3,441
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[2]	4,000	3,130
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,325
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,780	2,046
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	1,500	1,022
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	888
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,032
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	1,877	1,966
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,791
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
Series 1999, 5.80% 2017	3,215	2,896
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,548
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	439
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	7,450
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC insured, 2.433% 2034[1]	5,000	2,550
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,485
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,485
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	932
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	4,000	3,750
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2020	4,000	3,672
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	4,537
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	2,416
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	870	842
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	344
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,600	1,663
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2023	8,485	7,130
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	2,750	1,800
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,088
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	1,500	1,217
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,500	1,981
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,363
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	3,082
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	1,000	698
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,343
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,184
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,510
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,249
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,295
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,130
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,354
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,122
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,016
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,101
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,000	1,961
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	2,000	1,951
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	1,500	1,523
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes),
Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,121
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,510	988
		323,717

COLORADO — 2.44%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,183
City of Aurora, Water Improvement Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2039	10,000	8,898
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016	1,000	967
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,372
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,962
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	637
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,364
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	6,855
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,556
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	5,157
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 2.983% 2033[1]	10,000	4,850
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	1,500	1,473
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	2,000	1,548
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	1,781
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	2,562
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	2,035	2,116
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	6,320	5,455
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	951
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,253
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	1,000	939
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,437
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	3,000	2,076
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	937
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,072
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	967
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	2,765
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	3,389
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	2,970
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2036	2,000	1,442
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	3,215	3,574
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,283
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015	2,365	2,356
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017	3,025	2,977
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	151
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	196
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	1,891
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	1,793
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,030
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010 (escrowed to maturity)	1,500	1,591
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,252
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015 (preref. 2011)	4,250	4,607
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009 (escrowed to maturity)	1,000	1,010
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	977
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	1,250	763
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	7,506
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	2,663
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	8,817
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	25	25
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	15	15
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	25	25
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	195	202
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	370	384
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	2,000	1,877
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	2,000	1,687
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,033
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,419
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	4,166
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	738
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	3,765	4,245
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2018	1,290	1,060
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,875	1,600
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,350	1,001
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	3,126
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	3,505
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	5,060	5,757
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	996
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	763
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	939
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	7,085	7,298
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,101
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,329
		177,662

CONNECTICUT — 0.23%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	4,245
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,038
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	2,630	2,556
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	1,000	898
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	4,500	3,720
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	1,500	1,119
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,152
		16,728

DELAWARE — 0.07%
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	4,939

DISTRICT OF COLUMBIA — 1.00%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.25% 2016	1,000	987
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.00% 2017	2,370	2,263
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,039
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2018	2,000	1,984
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	1,955
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2020	2,780	2,668
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2023	1,575	1,443
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2024	7,000	6,337
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,527
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,049
G.O. Ref. Bonds, Series 2007-B, XLCA insured, 5.25% 2020	11,990	12,186
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	4,000	3,755
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	23,478
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,602
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,582
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2022	5,015	4,743
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2025	3,080	2,835
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,047
		72,480

FLORIDA — 9.07%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	8,485
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	3,750	2,810
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	3,552
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	6,500	4,266
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	1,155	895
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	978
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,189
Baywinds Community Dev. Dist. (Homestead), Special Assessment Bonds, Series 2006-B, 4.90% 2012	2,330	1,997
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,850	1,203
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	600	561
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	650	524
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,965	1,513
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-1, 5.75% 2037	990	585
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,600	979
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	12,485	14,512
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	800	773
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2017	1,300	1,356
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2019	2,900	2,947
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2021	3,210	3,179
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2023	3,545	3,451
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2024	3,725	3,591
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2025	3,920	3,744
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2026	3,120	2,958
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	10,000	10,151
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, MBIA insured, 5.00% 2017	2,000	1,954
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, FSA insured, 5.00% 2024	4,080	3,847
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	940	699
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	630	579
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2021	7,000	6,831
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	10,066
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	8,045	7,699
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	4,828
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	3,828
Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2037	16,275	14,914
Board of Education, Public Education Capital Outlay Bonds, Series 2007-C, 5.00% 2021	8,735	8,786
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.50% 2038	5,000	4,935
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, MBIA insured, 5.00% 2018	3,920	3,986
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, MBIA insured, 5.00% 2020	5,780	5,702
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,031
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,123
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	885	639
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	2,940	3,200
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	6,802
Fontainbleau Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Rev. Bonds,
Series 2007-B, 6.00% 2015	5,800	4,761
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	18,500	13,862
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-A, 6.00% 2039	3,350	1,992
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	15,000	11,336
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	925	798
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	60	59
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	430	408
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,330	2,579
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,345	2,074
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,055	1,117
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,205	1,298
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,178
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,762
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	137
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	182
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	166
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	155
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	55
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	94
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	83
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	77
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	160
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-F, FSA insured, 8.99% 2035[1]	5,000	5,000
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-G, FSA insured, 8.00% 2035[1]	8,225	8,225
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,051
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2015	1,000	995
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2020	455	415
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	879
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,154
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,050	1,020
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,000	913
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,341
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017	2,415	2,372
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,066
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	1,733
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,642
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	4,945	4,215
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	12,165	9,581
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project),
Series 2006, 5.00% 2021	1,835	1,501
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	970
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,297
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,500	3,070
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,400	4,147
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.00% 2012	8,700	9,052
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	28,018
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	935	802
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	2,500	1,943
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,149
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	1,776
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	987
School Board of Lake County, Certs. of Part., Series 2006-A, AMBAC insured, 5.00% 2025	3,030	2,715
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	720	655
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	435	413
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,710	1,398
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	4,135	3,868
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	3,025	1,654
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	4,750	4,223
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	1,707
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	3,720
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	3,597
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	16,870	11,705
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,166
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	3,170	1,727
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	965	537
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	3,000	1,489
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	5,135	4,405
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.50% 2010 (preref. 2009)	1,500	1,575
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.75% 2012 (preref. 2009)	1,360	1,431
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.75% 2013 (preref. 2009)	1,840	1,936
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.75% 2014 (preref. 2009)	500	526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.75% 2015 (preref. 2009)	1,900	1,999
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.50% 2021 (preref. 2009)	1,550	1,627
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 1999-A, 5.50% 2029 (preref. 2009)	7,750	8,136
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.00% 2032	6,300	3,962
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village Project), Series 2006, 5.125% 2036	2,750	1,721
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,000	1,769
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	3,761
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	6,150	4,403
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	10,000	6,415
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	2,177
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	4,750	3,683
Main Street Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2008-B, 6.90% 2017	1,500	1,315
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,000	823
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,730	3,490
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,370	2,654
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	2,623
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,885	1,504
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	305	295
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,535	1,156
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	3,900	2,466
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	2,375
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038	6,390	4,160
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014	2,915	2,471
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016 (preref. 2011)	5,495	5,999
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	4,827
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2016	2,000	2,009
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2018	3,000	2,924
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	7,090
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2016	1,000	1,024
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,190
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.50% 2038	2,500	2,075
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	350
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	116
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	3,266
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	990	670
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	4,483
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	9,000	7,929
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	902
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	970	637
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-A, 5.20% 2027	1,265	794
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-B, 5.00% 2014	845	694
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	475	492
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,130
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,146
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	365	355
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	797
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,581
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,555
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	4,135	4,650
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	11,627
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,733
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	4,734
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,490	1,234
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,340	1,786
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,135	851
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,515	2,512
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,380	1,213
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,140
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,000	4,744
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,835	1,615
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	2,470	2,123
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,530	2,369
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2000-A, 6.95% 2031 (preref. 2010)	2,465	2,641
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	743
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2020	2,695	2,661
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2021	2,855	2,780
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,008
Seminole Tribe of Florida 5.75% 2022[2]	3,125	2,565
Seminole Tribe of Florida 5.50% 2024[2]	8,000	6,257
Seminole Tribe of Florida 5.25% 2027[2]	5,000	3,667
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.50% 2017	1,500	1,134
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.65% 2022	1,500	1,030
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	1,650	990
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2020	7,450	6,997
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2021	4,895	4,536
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	15,000	12,899
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,855	1,581
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,334
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	4,552
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,945	1,298
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	4,500	2,746
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032 (preref. 2010)	1,685	1,808
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	55	53
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds,
Series 2007-B, 5.45% 2015	14,000	11,215
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-A, 5.50% 2038	1,500	848
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-2, 5.125% 2013	2,000	1,669
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	5,920	2,948
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,485	937
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.375% 2017	1,000	864
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,630
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.55% 2027	3,500	2,755
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,506
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	960	617
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,745	1,342
University Square Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2007-A, 5.875% 2038	2,875	1,978
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	2,755	3,032
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	920	738
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,750	4,061
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	985	804
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	160	148
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	1,970	1,159
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,510
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	445	387
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,270	845
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-B, 6.55% 2015	4,745	3,956
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	1,975	1,403
World Commerce Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 5.50% 2038	4,000	2,205
		659,930

GEORGIA — 2.64%
Dev. Auth. of the Unified Government of Athens — Clarke County, Health System Rev. Bonds (Catholic Health East Issue),
Series 2007-B, 2.27% 2032[1]	4,985	2,368
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC
Project Located on the Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	4,724
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,204
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009 (escrowed to maturity)	1,000	1,005
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	2,440	2,726
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	10,000	11,736
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,735	1,195
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	8,159
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,351
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	3,150	3,152
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	37,000	32,125
Dev. Auth. of DeKalb County, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project),
Series 2002, 6.00% 2021	1,000	1,000
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	5,985	5,986
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,950	4,288
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	4,455	3,145
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	6,300	3,921
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2021	15,625	16,235
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2024	2,500	2,528
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2025	2,500	2,516
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,000	5,646
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	1,782
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	3,731
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	8,000	6,486
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	7,120
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	3,857
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	3,773
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.00% 2022[3]	9,500	1,619
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.25% 2028[3]	4,000	682
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,073
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,519
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	1,748
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	2,775	1,695
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,216
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,118
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030 (preref. 2014)	5,000	5,756
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project),
Series 2007, AMBAC insured, 3.251% 2033[1]	8,500	3,910
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,000	1,047
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	4,690	4,910
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023	11,100	11,293
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026	6,000	5,706
		192,051

GUAM — 0.01%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	879

HAWAII — 0.10%
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,480
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	696
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,174
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,035
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,086
		7,471

ILLINOIS — 8.93%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	3,340	2,855
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1,
Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	1,561
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,574
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	4,470	4,704
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,170
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,419
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,975	1,553
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,400
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,083
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration
Section 5309 Guideway Modernization Formula Funds), Series 2008-A, 5.00% 2020	5,000	4,807
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,138
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,329
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,495
City of Chicago, Chicago O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030	8,000	3,208
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,051
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-A, AMBAC insured, 5.00% 2023	5,085	4,905
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, MBIA insured, 5.00% 2013	1,000	1,065
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	3,000	3,030
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	1,983
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	974
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	11,485
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	10,000	8,575
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2023	4,000	3,787
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,570
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,576
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,137
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,123
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,451
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	5,358
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,314
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014	2,000	1,512
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
Series 2000-A, AMBAC insured, 0% 2008	7,000	6,998
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,708
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,859
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	6,205
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,005
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	10,537
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	12,565	12,477
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2022	13,885	13,432
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,255
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,417
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,433
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,266
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,120	5,258
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,669
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,088
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2028	9,915	9,341
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	5,000	4,679
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,014
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,059
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	1,979
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	5,314
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,408
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,056
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,474
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017 (preref. 2012)	3,860	4,412
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,403
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	7,915
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	1,514
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,031
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	2,906
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	850
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,324
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,140
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,114
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	2,928
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	6,600	5,104
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	499
Fin. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 2008-B, 5.50% 2022	2,000	1,809
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	747
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	12,500	8,299
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,453
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	424
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,083
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	1,879
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,013
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,010
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,699
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)[1]	20,395	20,256
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	22,500	17,747
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	13,729
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	17,188
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	6,510	5,242
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	10,000	7,619
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	2,678
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,088
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	2,500	1,948
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,521
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	972
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2021	2,300	1,996
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2022	4,520	3,861
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2023	4,755	4,004
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.25% 2022	500	427
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.50% 2037	1,000	783
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	4,000	2,922
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	4,000	2,751
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	7,000	4,739
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	2,065
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,611
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,365
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,691
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	1,888
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,750	1,276
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	817
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,070
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	984
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,012
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2019	1,225	1,264
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,363
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,470
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027 (preref. 2009)	2,000	2,061
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2022	3,440	3,167
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2023	6,000	5,468
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	970
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	6,268
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	7,725	5,780
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2017	1,000	935
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,751
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	1,805
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	1,833
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	3,890
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,990	5,281
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	1,877
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	7,760	6,401
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	7,136
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,218
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,233
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,203
G.O. Bonds, Series of June 2006-A, 5.00% 2013	7,475	8,072
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	9,993
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	9,874
Village of Hampshire (Kane County), Special Service Area Number 16,
Special Tax Bonds (Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	1,000	612
Village of Hampshire (Kane County), Special Service Area Number 19,
Special Tax Bonds (Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	1,770	1,083
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,067
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,798
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System),
Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,056
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System),
Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,439
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,316
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,201
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,426
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	4,743
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital),
Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,905
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital),
Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,754
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	2,786
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	845
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,660
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,577
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,704
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,587
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,755
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,570
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,095	1,101
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	1,055	944
Housing Dev. Auth., Housing Bonds, Series G, 4.65% 2026	3,000	2,611
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	3,054
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	1,156	1,091
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040	2,300	1,377
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	2,030
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,120
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	986	732
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,451
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	964
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	935
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	4,860
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	12,000	11,565
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
Series 1998-D, FSA insured, 0% 2008	4,730	4,729
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	2,804
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, FSA insured, 5.00% 2025	7,145	6,763
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,325
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,601
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,578
		649,761

INDIANA — 2.50%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	947
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,650	1,038
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2024	2,595	2,529
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2025	1,435	1,386
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2026	1,000	958
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010 (escrowed to maturity)	1,255	1,302
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	3,830
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,588
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2033	3,540	2,968
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2008-C, 5.375% 2032	6,335	5,555
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,632
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	5,459
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	960
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	19,250	12,126
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2017	1,295	1,145
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,425	1,232
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	13,500	10,271
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	10,000	6,544
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,261
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	4,152
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	4,498
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	4,923
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	8,094
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,305
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,630
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,692
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027	3,000	3,031
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,147
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,015
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,474
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,122
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	3,784
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
Series 1998, MBIA insured, 5.375% 2010	7,095	7,176
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,136
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, MBIA insured, 5.25% 2023	10,420	10,533
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, MBIA insured, 5.25% 2023	6,055	6,119
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,058
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, MBIA insured, 5.60% 2016	1,000	957
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.60% 2016	1,000	957
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.85% 2019	1,000	928
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	2,847
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,500
North Side High School Building Corp. (Fort Wayne), First Mortgage Ref. Bonds, Series 2007, FSA insured, 5.00% 2018	1,650	1,739
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,091
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,212
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,515
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	1,989
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,327
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,787
State Office Building Commission, Rev. Bonds (Correctional Facs. Program),
Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,008
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,174
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,170
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,096
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	3,613
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.50% 2027	1,835	1,285
		181,815

IOWA — 0.40%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2014	1,000	984
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2016	500	478
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,250	1,064
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2018	1,715	1,649
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,478
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,432
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,420
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	594
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	4,919
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	5,000	3,995
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	1,000	783
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,605
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,745
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,605
		28,751

KANSAS — 0.35%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	836
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	476
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project),
Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,153
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	1,834
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	8,473
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	1,470	1,276
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,000	1,387
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	3,825	2,786
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-B, 3.75% 2012	4,905	4,906
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-C, 3.85% 2013	960	962
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,820	1,575
		25,664

KENTUCKY — 0.34%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,447
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009	3,305	3,276
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010	490	469
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011	2,190	2,055
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
(Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	2,000	1,591
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2033	3,000	2,895
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2042	3,000	2,801
Louisville/Jefferson County Metro Government, Health Facs. Rev. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037	6,900	5,885
		24,419

LOUISIANA — 3.23%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	6,604
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	18,626
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	5,842
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-1, CIFG insured, 14.00% 2027[1]	7,575	7,575
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-3, CIFG insured, 12.00% 2025[1]	23,775	23,775
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-4, CIFG insured, 12.00% 2024[1]	15,750	15,750
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	1,400	1,410
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	1,765	1,742
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	1,679
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	2,986
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-B, 4.75% 2028	1,370	1,346
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,920	1,805
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	6,905	7,115
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	1,000	1,055
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	2,000	2,071
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,000	2,038
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	8,641	8,282
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	9,871
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	30,000	22,213
Military Dept., Custodial Receipts, 5.00% 2021	10,435	9,759
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	11,000	9,828
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,725
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,173
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, MBIA insured, 5.375% 2015 (preref. 2013)	3,000	3,341
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	9,000	6,354
Public Facs. Auth., Rev. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	2,000	1,543
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2016	1,000	930
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2021	1,000	827
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2031	3,780	2,656
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	36,700	23,469
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	958	882
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	25,978
		235,250

MAINE — 0.25%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4]	15,000	13,260
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	2,555	2,567
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,590
		18,417

MARYLAND — 1.31%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,431	926
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	2,220	2,328
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,093
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,147
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	1,000	806
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	1,470
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	11,390
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,080	2,374
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	1,432
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,058
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2020	1,000	893
Frederick County, G.O. Public Facs. Bonds of 1999, 5.75% 2019 (preref. 2009)	6,430	6,673
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,340
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,172	779
G.O. Bonds, State and Local Facs., Second Series Loan of 2005, Series A, 5.00% 2009	17,485	17,958
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	6,000	6,300
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	1,675
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	3,984
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev Bonds (Western Maryland Health System Issue),
Series 2006-A, MBIA insured, 5.00% 2023	6,110	5,627
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	1,901
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	1,135	1,191
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,226
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
Series 2008, ASSURED GUARANTY insured, 5.00% 2019	1,500	1,546
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	1,500	950
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,098
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,002
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,015
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	2,718
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	849
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	1,052
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	656
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	890
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,245	655
		95,002

MASSACHUSETTS — 1.17%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	744
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	961
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	2,000	1,848
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	679
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,160
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	675
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2016	1,450	1,159
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2017	1,525	1,193
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2022	2,000	1,468
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	1,500	993
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	1,000	644
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,500	1,541
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,878
G.O. Bonds, Consolidated Loan of 2000, Series B, 6.00% 2016 (preref. 2010)	8,200	8,726
G.O. Ref. Bonds, Series 2008-A, 5.00% 2028	7,000	6,778
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2022	1,315	1,183
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2026	1,605	1,364
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.00% 2028	2,000	1,437
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	1,741
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	1,991
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,457
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2016	5,945	5,743
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-N, 5.00% 2038	2,775	2,631
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,390
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,108
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,593
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	970	980
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,192
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,344
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,070
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,031
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.25% 2015	5,000	5,155
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,714
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,227
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,090
		84,888

MICHIGAN — 2.72%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	5,000	5,253
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	4,992
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	4,596
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 2004-B-1, AMBAC insured, 5.25% 2016	2,000	2,036
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes),
Series 2006-D, FSA insured, 3.201% 2032[1]	4,880	3,270
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	1,873
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	4,000	4,194
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2018	4,920	5,029
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	328
G.O. Bonds (Environmental Program and Ref. ), Series 2008-A, 5.00% 2017	5,000	5,299
G.O. Bonds (Environmental Program and Ref. ), Series 2008-A, 5.00% 2018	5,000	5,243
G.O. Bonds (Environmental Program and Ref. ), Series 2008-A, 5.00% 2019	2,500	2,580
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2008, 5.00% 2012	1,390	1,425
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Kalamazoo College Project), Series 2007-A, 5.00% 2036	1,080	920
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,542
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	1,862
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	1,783
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	6,751
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2015	1,000	956
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2016	1,000	944
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2017	3,000	2,772
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	7,362
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2013	1,500	1,493
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2016	1,200	1,156
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2018	1,000	930
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,019
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,304
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	905
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,350
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	1,785
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,133
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,720
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,573
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,787
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	7,720	6,145
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	2,406
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	9,705	7,009
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	924
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	4,948
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,536
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.625% 2028	11,000	9,945
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.75% 2038	5,000	4,430
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,199
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,053
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,068
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,090
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,199
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,097
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	937
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	3,750
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,731
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2016	1,000	1,090
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,609
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,154
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,143
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,049
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,020
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	7,720
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,150
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,526
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,585	4,994
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	7,010	5,106
		198,193

MINNESOTA — 0.19%
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2009	1,585	1,589
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2010	1,230	1,237
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2011	1,400	1,405
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2012	1,065	1,054
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2013	1,520	1,490
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,684
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	890
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	985	1,006
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	3,408	3,551
		13,906

MISSISSIPPI — 0.70%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	6,767
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2020	1,000	913
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,097
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	4,668
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,182
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,291
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	8,647
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	3,805	3,865
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	13,689
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027 (preref. 2011)	1,000	1,076
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	2,919
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	1,672
		50,786

MISSOURI — 0.60%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	905
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,330
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	3,352
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	1,257
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,240
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,810	1,782
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2018	3,000	2,829
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	2,625
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,026
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,158
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	2,042
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	2,795
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Ref. and Improvement Rev. Bonds,
Series 2007, RADIAN insured, 4.60% 2029	2,320	2,080
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, MBIA insured, 5.00% 2020	1,620	1,534
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	5,500	3,944
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	4,833
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2020	1,500	1,380
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2027	2,750	2,309
Transportation Dev. Dist. (Hazelwood, St. Louis County),
Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	4,435
		43,856

NEBRASKA — 0.54%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	9,279
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	3,000	1,939
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	20,000	17,604
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	983
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2039	1,000	970
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,112
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,061
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,530
		39,478

NEVADA — 2.47%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	9,883
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	19,904
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	6,918
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	995
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	8,087
Clark County, G.O. (Limited Tax) Bond Bank Bonds, MBIA insured, 5.00% 2032 (preref. 2012)	2,760	3,020
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016 (preref. 2011)	3,000	3,247
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	11,235
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	15,160	16,140
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,790	2,473
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	985	831
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,540	1,355
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.60% 2013	1,700	1,594
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.75% 2014	2,250	2,086
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	5,230	4,281
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	7,359
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,463
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,407
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	185	201
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 4.00% 2012	7,425	7,058
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,453
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	1,911
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,775	1,440
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	370	288
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	4,125	2,714
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	1,449
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	11,000	5,746
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.65% 2009	1,000	1,005
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,850	3,759
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,895	2,619
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	4,771
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	45	45
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds,
Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,068
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	3,844
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,610	1,432
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,445	2,112
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,190	1,621
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	2,000	1,604
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,051
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Ref. Bonds,
Series 2006-B, 5.10% 2022	970	708
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	2,798
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	7,360
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,388
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,429
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016 (preref. 2011)	3,105	3,368
		179,520

NEW HAMPSHIRE — 0.18%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	869
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	6,000	4,803
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	6,086
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	1,650
		13,408

NEW JERSEY — 3.58%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,735
Certs. of Part., Series 2004-A, 5.00% 2013	3,625	3,821
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,364
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	957
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,063
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	10,500
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	9,734
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,178
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,659
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,008
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	2,256
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	10,144
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	6,000	6,742
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	821
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,375	936
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	4,200	2,611
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	1,000	903
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	1,000	962
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,027
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,099
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,075
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,578
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,356
Educational Facs. Auth., Rev. Bonds (Richard Stockton College of New Jersey Issue), Series 2008-A, 5.375% 2038	3,000	2,749
Educational Facs. Auth., Rev. Bonds (Seton Hall University Issue), Series 2005-C, CIFG insured, 3.50% 2037[1]	14,125	14,125
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2007-E-2, FGIC insured, 10.00% 2037[1]	7,000	7,000
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,317
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2015 (escrowed to maturity)	2,150	2,420
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	3,235	3,397
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,540	6,801
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	32,530
Transit Corp., Certs. of Part., Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,374
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,761
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	5,000	5,065
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	7,643
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	4,676
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	7,959
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	9,316
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	9,798
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	19,421
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	3,985
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.25% 2020	15,000	14,883
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	5,000	4,918
		260,667

NEW MEXICO — 0.31%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,204
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	4,951
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,176
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,020
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	285	289
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	4,930
		22,570

NEW YORK — 4.92%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, 5.60% 2017	1,525	1,445
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, 4.90% 2013	840	849
Dormitory Auth., Health Quest Systems, Inc. Obligated Group Rev. Bonds,
Series 2007-A, ASSURED GUARANTY insured, 5.25% 2027	1,135	1,105
Dormitory Auth., Health Quest Systems, Inc. Obligated Group Rev. Bonds,
Series 2007-B, ASSURED GUARANTY insured, 5.25% 2027	2,000	1,947
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,104
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,094
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	505	555
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	25,845	26,735
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	10,574
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,280
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,799
Dormitory Auth., Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	15,300	12,992
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	9,475
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	6,775
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,259
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,652
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,168
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,424
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,519
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,049
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,243
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, 5.75% 2021	3,735	3,834
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,727
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	593
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,446
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,549
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,099
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,718
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,771
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	6,815	7,185
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,582
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,747
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	1,683
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,105
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,727
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,136
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	7,469
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,058
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,027
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	2,505	1,904
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	3,500	3,679
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,240	3,396
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,205	7,597
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,680	1,669
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,368
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,066
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,643
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,140
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,593
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,094
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,178
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2020	10,000	9,840
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,128
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,455
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	4,856
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016 (preref. 2011)	270	292
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012 (preref. 2011)	605	665
MILAN –New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds
(2000 Polytechnic University Project), 6.125% 2030 (preref. 2010)	1,860	2,033
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	30,000	24,883
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	5,000	3,326
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	4,503
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,103
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[5]	20,300	21,419
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[5]	9,600	9,841
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2020	2,500	2,554
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,069
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2020	7,120	6,982
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.25% 2022	1,745	1,551
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.375% 2023	1,815	1,612
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	6,000	4,337
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,131
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,486
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	2,500	2,759
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	4,670	5,154
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	1,904
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	3,000	2,137
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,121
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012 (escrowed to maturity)	1,000	1,065
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,685
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,315
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,335
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,179
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (preref. 2011)	535	575
		358,161

NORTH CAROLINA — 1.62%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,265
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,208
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,353
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 1993-B, FGIC insured, 6.00% 2025	11,225	11,253
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2005-A, AMBAC insured, 5.00% 2020	11,000	10,343
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2023	4,000	3,604
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2024	9,855	8,764
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,006
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	2,816
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	1,945
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	2,444
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,538
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,539
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,027
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	4,827
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,536
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,036
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,595
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,066
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,540
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,298
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,021
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,869
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,000	2,087
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	3,491
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2020	2,000	1,967
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,537
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,063
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,156
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
Series 1999, MBIA insured, 5.25% 2011	1,995	2,029
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2021	500	416
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2022	1,040	848
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2023	1,125	885
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,185	916
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,155	897
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2007, 5.00% 2011	11,585	12,219
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,051
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,247
		117,702

OHIO — 2.20%
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.25% 2022	10,000	9,905
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	17,480
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	10,780	7,900
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	44,500	29,677
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, MBIA insured, 5.25% 2017	10,000	10,786
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC insured, 4.25% 2030	4,000	2,702
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	2,229
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	1,348
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	4,000	3,993
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,727
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	10,000	6,253
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,017
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,016
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,113
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,601
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	548
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	615
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	651
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	666
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.125% 2028	6,000	5,354
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	1,801
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	2,604
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	1,825
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	5,000	3,316
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, FSA insured, 5.00% 2022	7,565	7,561
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,596
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	2,420
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	1,712
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,032
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,833
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	2,923
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	3,781
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	7,662
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,371
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	2,453
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,075
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	408
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	620
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	867
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	835	913
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,459
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality),
Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,189
		160,002

OKLAHOMA — 0.25%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,000	935
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,400	1,193
Comanche County Hospital Auth. (Lawton), Hospital Rev. Ref. Bonds, Series 2005, RADIAN insured, 5.25% 2015	1,000	941
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	4,242
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	708
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	1,456
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	3,200
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,132
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	1,762
Tulsa Industrial Auth., Student Housing Rev. Bonds (University of Tulsa), Series 2006, 5.00% 2037	3,000	2,402
		17,971

OREGON — 0.10%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	4,152
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,522
		7,674

PENNSYLVANIA — 2.25%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	4,000	3,454
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	17,550	12,722
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	4,266
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	9,079
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,163
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,153
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,047
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2013	1,345	1,342
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	1,000	755
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	3,500	2,494
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	3,779
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2009	1,000	1,011
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,011
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1999-A, 5.00% 2018	1,475	1,395
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2011	890	882
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,705	1,531
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,509
City of Erie Higher Education Building Auth., College Rev. Bonds (Mercyhurst College Project),
Series 2008, 5.00% 2018	1,000	872
City of Erie Higher Education Building Auth., College Rev. Bonds (Mercyhurst College Project),
Series 2008, 5.125% 2023	1,000	796
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	1,415	1,217
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	1,000	694
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	2,000	2,058
Harrisburg Auth., Dauphin County, Water Rev. Ref. Bonds, Series 2008, 5.25% 2031	5,000	4,709
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	2,000	1,659
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,039
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	335	333
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	2,492
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	5,500	4,148
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	4,411
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,293
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,032
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	12,802
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2024	2,085	1,733
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	1,864
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	1,939
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	1,993
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	11,000	9,122
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	5,135	4,242
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,925	1,870
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	7,550
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, FSA insured, 5.00% 2027	9,820	9,475
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,000	2,007
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.663% 2024[1]	14,500	8,627
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.713% 2031[1]	5,500	2,777
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,775	1,872
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,259
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,084
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,316
		163,878

PUERTO RICO — 0.59%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	505	527
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	2,500	1,925
Government Dev. Bank, Series 2006-B, 5.00% 2014	2,500	2,422
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	2,866
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,200	1,222
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	2,000	1,856
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,122
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	2,910
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	12,500	12,243
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,000	1,919
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	1,000	958
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	2,000	1,970
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,644
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	30,000	1,041
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	11,000	1,178
		42,803

RHODE ISLAND — 0.55%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,027
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,349
Depositors Econ. Protection Corp., Special Obligation Bonds,
Series 1993-A, MBIA insured, 5.75% 2012 (escrowed to maturity)	4,850	5,426
Health and Educational Building Corp., Higher Education Fac. Rev. Ref. Bonds, Johnson & Wales University Issue,
Series 2003, XLCA insured, 5.00% 2010	2,265	2,313
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	210	208
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,393
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,189
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,197
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	7,331
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,443
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,248
		40,124

SOUTH CAROLINA — 3.02%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	14,503
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,280
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	19,216
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2025	15,000	14,581
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	16,699
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,148
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	7,409
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	9,335
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	4,837
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	7,822
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	4,381
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2017	1,000	1,023
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2018	2,000	2,017
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,843
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,765	2,225
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	680
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,000	626
Jobs-Econ. Dev. Auth., Hospital Improvement Rev. Bonds (Palmetto Health), Series 2007, 1.78% 2039[1]	8,000	7,520
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,022
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,039
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	366
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,364
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,340
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	5,650	3,545
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. and Improvement Bonds,
Series 1997, FSA insured, 5.00% 2009	1,000	1,023
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	910
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,114
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,162
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	1,484
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	518
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	513
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,015
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	993
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	2,000	1,386
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2017	5,000	5,179
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2018	4,000	4,084
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	4,852
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,396
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.375% 2028	3,000	2,995
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	19,434
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	15,910	16,690
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	8,000	7,661
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	2,620
		219,850

SOUTH DAKOTA — 0.17%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	2,875
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2009	4,010	4,016
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2010	4,175	4,179
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,033
		12,103

TENNESSEE — 1.88%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2022	3,000	3,026
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2024	2,000	1,989
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,352
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	3,608
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	5,201
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,560
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,156
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,048
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	633
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,596
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,492
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	10,316
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,557
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	3,912
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,404
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,679
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,054
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,403
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	833
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,707
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,217
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,125
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	5,000	4,247
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	6,500	5,386
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	4,937
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	7,856
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	35,000	26,633
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	7,398
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	3,167
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	3,000	2,191
		136,683

TEXAS — 14.11%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2020	2,795	2,849
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	2,972
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	3,320	3,472
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,054
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2027	1,000	933
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2028	3,000	2,770
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.25% 2033	4,000	3,693
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2017	2,000	1,939
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	952
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,060
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	37
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	18,277
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,510
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), MBIA insured, 4.90% 2015	2,860	2,862
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	2,652
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,051
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,184
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2021	3,000	3,039
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,371
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	1,950
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.25% 2013	1,100	1,003
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	684
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	1,942
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	1,534
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	1,965	2,070
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	5,721
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,264
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,034
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,671
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 2007-A, 5.00% 2018	2,000	2,123
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	5,734
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,524
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2002, 5.00% 2009	1,285	1,326
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	1,820	1,929
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,126
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,498
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,605
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	3,937
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,140
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,063
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2005, 5.00% 2016	2,415	2,582
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2005, 5.00% 2017	3,660	3,863
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,228
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,337
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,223
El Paso County Hospital Dist., G.O. Bonds, Series 2008-A, ASSURED GUARANTY insured, 5.00% 2028	1,325	1,210
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	1,908
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,934
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,208
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,687
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
Series 2001, 5.50% 2013	2,170	2,241
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
Series 2001, 5.50% 2015	2,420	2,501
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2016	2,000	2,138
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine),
Series 2008-D, 4.00% 2010	1,000	1,008
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine),
Series 2008-D, 4.00% 2011	500	502
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,017
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,576
Harris County Flood Control Dist., Contract Tax Ref. Bonds, Series 2008-A, 5.25% 2021	2,000	2,093
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,100
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,867
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,027
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,402
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	2,978
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	2,828
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2011	5,000	5,249
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,064
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,512
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,502
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 2005-A-3, FSA insured, 8.79% 2031[1]	8,000	8,000
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 2005-A-4, FSA insured, 8.50% 2031[1]	325	325
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,081
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,702
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,918
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,161
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,310
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,184
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,103
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,103
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,219
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	8,050	8,479
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	10,208
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,665
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	998
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	946
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC insured, 5.00% 2019	5,000	4,844
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	10,188
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	468
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,267
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,098
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2020	3,540	3,594
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2022	5,260	5,236
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2020	3,245	3,222
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,312
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2023	2,510	2,403
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2024	2,635	2,497
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	18,896
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	7,326
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	2,833
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds,
Series 2001, AMBAC insured, 5.20% 2021	3,465	2,883
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015	445	466
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016	625	654
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,714
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	845	907
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	1,180	1,267
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	3,817
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2021	3,660	3,722
Laredo Independent School Dist. (Webb County), Sports Venue Sales Tax Rev. Improvement and Ref. Bonds,
Series 2005, AMBAC insured, 5.00% 2017	1,000	982
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015	580	611
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,539
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015	110	115
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015 (preref. 2010)	1,890	2,009
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	7,120
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2038	6,670	6,004
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2023	2,000	2,007
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	1,980
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,474
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, FSA insured, 5.25% 2027	5,000	4,959
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.00% 2012	405	381
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2013	445	412
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2014	465	417
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	701
Mansfield Independent School Dist. (Tarrant and Johnson Counties),
Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016	385	404
Mansfield Independent School Dist. (Tarrant and Johnson Counties),
Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,416
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	5,658
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,175
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,748
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,009
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	1,690	1,284
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,082
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	4,164
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	3,991
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	764
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	19,000	14,309
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	6,000	4,312
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2026	10,850	7,671
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 2.759% 2027[1]	20,000	11,000
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2022	3,500	3,641
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2023	2,500	2,588
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	4,734
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,038
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2019	1,075	1,049
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2022	1,400	1,308
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2023	1,600	1,479
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2025	5,295	4,834
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	4,514
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	9,432
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	22,500	18,782
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	965
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	12,300
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	4,805
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	13,000	11,215
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	2,790
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,218
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,076
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	1,976
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,271
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2012)	2,560	2,821
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017 (preref. 2012)	2,695	2,970
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018 (preref. 2012)	2,835	3,124
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	2,894
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	666
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	926
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,525
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,513
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,688
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,577
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,628
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006, 5.00% 2017	7,500	7,972
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2021	3,000	3,041
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2022	2,500	2,518
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,408
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	12,734
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	9,639
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,719
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,090
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,174
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,718
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	15,000	12,039
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2021	10,000	7,601
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,275	11,387
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	886
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
Series 2002, RADIAN insured, 5.125% 2017	8,000	7,823
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,038
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2017	10,000	10,642
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	7,445	7,807
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2023	10,000	9,928
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2025	5,000	4,886
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,315
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2008, 5.00% 2023	10,000	9,928
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,285
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,350
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	19,000	20,864
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,547
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	10,504
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,268
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,806
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,388
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	5,000	5,419
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,179
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	495
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	75
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	1,890	2,010
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	6,000	6,405
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,316
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,491
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,644
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,850
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	892
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,136
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	780
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2026	1,675	1,250
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	3,100	2,088
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds,
Series 2006-A, 5.00% 2016	1,000	1,069
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds,
Series 2006-A, 5.00% 2017	1,000	1,055
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,568
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2019	2,805	2,896
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2020	3,465	3,532
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	7,425
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015	1,670	1,745
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016	1,290	1,348
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	2,205	2,358
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016 (preref. 2011)	1,780	1,904
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,114
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,176
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,219
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2013	2,000	2,039
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2021	5,850	5,431
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2022	5,000	4,563
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	5,000	4,508
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	1,620
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and
Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	4,801
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and
Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	1,782
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and
Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	2,674
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,568
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	5,386
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	10,318
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,047
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
Series 1997-A, MBIA insured, 5.75% 2015 (escrowed to maturity)	3,000	3,399
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2011	1,775	1,818
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2013	3,000	3,219
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,335
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.00% 2022	10,045	10,040
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,442
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,000	2,451
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	15,731
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 5.00% 2011	10,000	10,577
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2018	3,000	3,163
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	1,375
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	3,243
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,369
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,926
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,078
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,515
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds,
Series 2005-A, 5.00% 2015	3,985	4,354
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,170
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,339
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,101
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2006-B, 5.00% 2016	14,570	15,838
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2006-B, 5.00% 2037	5,000	4,648
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2002-B, 5.25% 2016	7,280	8,025
Waco Health Facs. Dev. Corp., Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, MBIA insured, 5.00% 2016	1,000	970
Waco Health Facs. Dev. Corp., Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, MBIA insured, 5.00% 2019	3,465	3,197
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, MBIA insured, 5.00% 2012 (escrowed to maturity)	1,895	2,052
Water Dev. Board, Rev. Bonds, Series 2008-A, 5.00% 2019	5,390	5,597
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	10,500	10,068
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	12,500	11,837
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	4,745	4,385
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	2,725
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,592
Weatherford Independent School Dist. (Parker County),
Unlimited Tax School Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018	2,625	1,694
Williamson County, Unlimited Tax Road Bonds, Series 2007, AMBAC insured, 5.00% 2022	1,250	1,250
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,609
		1,027,014

UTAH — 0.30%
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,257
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,460	1,120
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,396
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,000	735
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,413
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,666
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,048
		21,635

VIRGINIA — 0.68%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,808
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	15,500	16,617
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,055
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,500	3,539
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,338
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds
(Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009	1,000	1,024
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	159	161
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	850	726
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,415	1,992
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, MBIA insured, 5.00% 2010	1,000	1,014
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,950	2,857
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,863	1,537
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	4,945
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,000	1,047
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2005, 5.00% 2037	5,000	4,774
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	2,863
		49,297

WASHINGTON — 5.46%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 5.25% 2021	5,500	5,693
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 4.75% 2028	21,940	19,955
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	18,216
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2036	10,000	9,040
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC insured, 0% 2016	2,500	1,686
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2018	3,670	3,750
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2019	2,870	2,894
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2008-C, 5.25% 2023	5,345	5,399
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	16,211
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2023	10,000	9,832
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,187
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,321
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,796
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds,
Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,640
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,145
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,401
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,315
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,315
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,192
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,208
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,460
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,303
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	3,289
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,334
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,510
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,225
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,341
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,576
Various Purpose G.O. Bonds, Series 2007-F, 4.50% 2022	10,300	9,594
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,026
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,415
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,429
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,781
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds, Series 2006, FGIC insured, 5.00% 2018	1,000	998
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	1,966
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	5,296
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	4,383
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,539
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	808
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,223
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	1,555
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center),
Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	2,867
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	6,811
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,074
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	8,815
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	13,895
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.25% 2017	1,750	1,430
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	2,000	1,386
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,565	2,256
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	5,872
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	1,535	1,683
King County, Limited Tax G.O. Ref. Bonds (Payable from Sewer Revenues), Series 2008, 5.00% 2024	11,265	11,089
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	968
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	362
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	301
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,085
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,786
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2017	3,700	3,917
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2018	4,920	5,133
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2019	3,685	3,787
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2022	5,995	5,984
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, FSA insured, 5.00% 2013	2,000	2,164
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, FSA insured, 5.00% 2020	2,295	2,325
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,011
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,218
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,474
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,724
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,677
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,097
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,163
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,101
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,195
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2027	7,195	6,920
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2029	5,000	4,703
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,217
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	8,089
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	3,656
Public Hospital Dist. No. 3, Snohomish County, Unlimited Tax G.O. Bonds (Cascade Valley Hosptial and Clinics),
Series 2007, AMBAC insured, 5.00% 2018	1,000	998
Public Hospital Dist. No. 3, Snohomish County, Unlimited Tax G.O. Bonds (Cascade Valley Hosptial and Clinics),
Series 2007, AMBAC insured, 5.00% 2027	1,440	1,288
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2019	5,000	5,124
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,439
		397,331

WEST VIRGINIA — 0.17%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	4,000	2,654
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	1,095	1,001
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	12,500	8,866
		12,521

WISCONSIN — 1.27%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	1,973
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	22,255	21,144
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,495
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,447
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,419
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,177
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	96
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	107
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	1,004
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,104
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,121
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,176
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	979
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	1,811
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	7,500	5,747
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	8,475
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,403
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	3,658
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,101
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	2,250	1,704
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC insured, 6.90% 2021	6,000	6,688
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	9,850
Transportation Rev. Bonds, Series 2008-A, 5.00% 2021	3,000	3,020
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	5,992
		92,691

Total bonds & notes (cost: $7,528,679,000)		6,787,700

	Principal amount	Value
Short-term securities — 5.70%	(000)	(000)

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2001, 1.25% 2037[1]	$1,000	$1,000
Berkeley County, South Carolina, Pollution Control Rev. Ref. Bonds (Amoco Chemical Co. Project),
Series 1994, 0.95% 2012[1]	2,100	2,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 1.25% 2033[1]	3,000	3,000
California Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.70% 2037[1]	4,700	4,700
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.70% 2031[1]	400	400
State of California, G.O. Bonds, Series 2004-A-1, 0.80% 2034[1]	3,600	3,600
Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes),
Series 1998, MBIA insured, 8.50% 2028[1]	6,000	6,000
City of Irvine, California, Assessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, 0.70% 2031[1]	2,500	2,500
City of Los Angeles, California, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	40,000	40,425
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-C-2, 1.90% 2030[1]	14,380	14,380
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 1.20% 2029[1]	500	500
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.85% 2029[1]	4,100	4,100
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Fed. Bond Program),
Series A-1, 0.85% 2033[1]	2,030	2,030
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2004-C, 1.00% 2024[1]	1,800	1,800
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.90% 2038[1]	4,600	4,600
State of Florida, Jacksonville Electric Auth., Electric System Rev. Bonds, Series 2001-C, TECP, 2.00% 12/9/2008	7,500	7,500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.90% 2034[1]	700	700
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.90% 2035[1]	5,000	5,000
State of Idaho, Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,577
Illinois Fin. Auth., Rev. Notes (Depaul University Fncg. Program), TECP, 1.00% 12/9/2008	7,000	7,000
Commonwealth of Massachusetts, Series 2002-H, TECP, 1.42% 1/12/2009	5,000	5,000
Michigan Higher Education Facs. Auth., Demand Limited Obligation Rev. and Rev. Ref. Bonds
(University of Detroit Mercy Project), Series 2007, 0.85% 2036[1]	1,600	1,600
City of Minneapolis, Minnesota, Convention Center Bonds, Series 1999, 1.29% 2018[1]	6,075	6,075
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 1.29% 2032[1]	300	300
City of Minneapolis, Minnesota, Various Purpose Bonds, Series 2006, 1.29% 2013[1]	5,000	5,000
Regents of the University of Minnesota, Series 2007-B, TECP, 1.85% 1/6/2009	3,480	3,482
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 1.25% 1/8/2009	4,500	4,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Assemblies of God College Loan Program), Series 2001, 0.95% 2026[1]	2,165	2,165
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-B-2, 0.80% 2035[1]	7,000	7,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2003-B, 1.35% 2033[1]	3,300	3,300
City of Kansas City, Missouri, Demand Tax-Exempt Special Obligation Ref. Bonds
(H. Roe Bartle Convention Center Project), Series 2008-E, 0.83% 2034[1]	6,625	6,625
Clark County, Nevada, G.O. (Limited Tax) Bond Bank Notes, Series 2008-B, TECP, 1.25% 1/8/2009	1,100	1,100
Clark County, Nevada, Highway Rev. (Motor Vehicle Fuel Tax), Series 2008-A, TECP, 1.25% 1/8/2009	2,400	2,400
Clark County, Nevada, Highway Rev. (Motor Vehicle Fuel Tax), Series 2008-A, TECP, 1.00% 1/8/2009	2,000	2,000
Las Vegas Valley Water Dist., Nevada, G.O. (Limited Tax) Water Improvement Bonds, Series 2006-B, 1.00% 2036[1]	8,200	8,200
Las Vegas Valley Water Dist., Nevada, G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.10% 1/9/2009	1,200	1,200
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	10,000	10,098
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-C, 0.75% 2037[1]	3,600	3,600
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.75% 2021[1]	1,225	1,225
State of New York, City of Syracuse Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2008-A-2, 0.75% 2037[1]	8,400	8,400
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal 2003 Series Subseries 2-B, 1.60% 2022[1]	13,000	13,000
University of North Carolina at Chapel Hill Foundation, Inc., Money Market Municipal Certs. of Part.,
Series 1989, 0.90% 2009[1]	1,600	1,600
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-A, 0.90% 2031[1]	400	400
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.85% 2031[1]	3,000	3,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2008-A, 3.00% 6/30/2009	16,500	16,669
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 84, 1.75% 2040[1]	7,400	7,400
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 88-B, 1.50% 2041[1]	4,500	4,500
State of Pennsylvania, Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(PECO Energy Co. Project), Series 1994-A, TECP, 0.90% 1/15/2009	10,200	10,200
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-1, 3.00% 7/30/2009	5,000	5,051
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 4.25% 12/8/2008	2,000	2,000
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.15% 1/14/2009	1,900	1,900
Health, Educational and Housing Fac. Board of the City of Chattanooga, Tennessee, Hospital Rev. Ref. Bonds
(Siskin Hospital for Physical Rehabilitation, Inc. Project), Series 2007, 0.90% 2028[1]	1,000	1,000
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds (City of Morristown Loans),
Series 2008, 0.90% 2035[1]	1,450	1,450
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.90% 2034[1]	2,000	2,000
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 0.90% 2032[1]	900	900
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.90% 2038[1]	4,950	4,950
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Seires B, TECP, 0.40% 12/9/2008	2,000	2,000
City of El Paso, Texas, Water and Sewer Notes, Series 1998-A, TECP, 1.40% 12/3/2008	3,700	3,700
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B, Subseries 2008-B-1, 0.85% 2031[1]	5,225	5,225
City of San Antonio, Texas, Electric and Gas Systems Notes, Series A, TECP, 0.85% 1/15/2009	4,800	4,800
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	56,000	56,845
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 1.25% 1/8/2009	2,500	2,500
Virginia Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, 0.90% 2030[1]	1,400	1,400
Wisconsin G.O. Notes, Series 2005-A, TECP, 1.55% 1/7/2009	6,300	6,302
Wisconsin G.O. Notes, Series 2005-A, TECP, 1.20% 1/12/2009	4,700	4,701
Wisconsin G.O. Notes, Series 2005-A, TECP, 1.20% 1/14/2009	1,000	1,000
Wisconsin G.O. Notes, Series 2006-A, TECP, 1.65% 1/6/2009	7,794	7,798
Wisconsin G.O. Notes, Series 2006-A, TECP, 1.20% 1/14/2009	4,939	4,940
Wisconsin G.O. Notes, Series 2006-A, TECP, 4.00% 12/2/2008	2,000	2,000
State of Wisconsin, Operating Notes of 2008, 3.00% 6/15/2009	30,000	30,286
State of Wisconsin, Transportation Rev. Notes, Series 1997-A, TECP, 4.25% 12/4/2008	3,000	3,000
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1985, 0.48% 2015[1]	200	200

Total short-term securities (cost: $414,349,000)		414,899

Total investment securities (cost: $7,943,028,000)		7,202,599
Other assets less liabilities		74,095

Net assets		$7,276,694

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $27,490,000, which represented .38% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

[5]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	7,202,599
Level 3 — Significant unobservable inputs	—
Total	$7,202,599

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended
November 30, 2008 (dollars in thousands):

Beginning value at 9/1/2008	$15,031
Net transfers out of Level 3	(15,031)
Ending value at 11/30/2008	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$88,375
Gross unrealized depreciation on investment securities	(823,699)
Net unrealized depreciation on investment securities	(735,324)
Cost of investment securities for federal income tax purposes	7,937,923

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-919-0109O-S15847

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 28, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 28, 2009